DEBT - Summary of Interest Expense Related to Convertible Notes (Detail) - Convertible Notes Payable - SPHG Holdings - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Interest Expense, Debt [Line Items]
Debt instrument, interest expense	$ 2,426	$ 1,764
Interest expense related to contractual interest coupon
Interest Expense, Debt [Line Items]
Debt instrument, interest expense	1,136	1,142
Interest expense related to accretion of the discount
Interest Expense, Debt [Line Items]
Debt instrument, interest expense	$ 1,290	$ 622